Segment Information (Tables)	12 Months Ended
Dec. 31, 2025
Segment Information [Abstract]
Schedule of Operating Segment

The segment information regularly reviewed by the CODM and the reconciliation thereof to the net income (loss) as well as the capital expenditures by operating segment are included in the following tables:

For the year ended December 31, 2025	GEO	LEO	Other(3)	Consolidated
Revenue	$413,059	$4,897	$—	$417,956
Operating expenses, excluding share-based compensation and non-recurring items(1)	(129,352)	(72,358)	(3,569)	(205,279)
Adjusted EBITDA(1)	$283,707	$(67,461)	$(3,569)	212,677
Share-based compensation				(4,145)
Non-recurring items(2)				(2,348)
Depreciation				(104,714)
Amortization				(44,179)
Other operating gains (losses), net				(361,167)
Operating income				(303,876)
Interest expense				(217,669)
Interest and other income				26,183
Gain on repurchase of debt				6,896
Gain (loss) on changes in fair value of financial instruments				(215,338)
Gain (loss) on foreign exchange				106,209
Income (loss) before income taxes				(597,595)
Tax (expense) recovery				67,378
Net income (loss)				(530,217)
Capital expenditures	$3,266	$704,685	$—	$707,951
For the year ended December 31, 2024	GEO	LEO	Other(3)	Consolidated
Revenue	$554,286	$16,758	$—	$571,044
Operating expenses, net of share-based compensation and non-recurring items(1)	(110,851)	(74,361)	(2,095)	(187,307)
Adjusted EBITDA(1)	$443,435	$(57,603)	$(2,095)	383,737
Share-based compensation				(17,557)
Non-recurring items(2)				(2,903)
Depreciation				(127,274)
Amortization				(11,337)
Other operating gains (losses), net				(264,931)
Operating income				(40,265)
Interest expense				(243,757)
Interest and other income				23,314
Gain on repurchase of debt				202,493
Gain (loss) on changes in fair value of financial instruments				(12,761)
Gain (loss) on foreign exchange				(244,527)
Income (loss) before income taxes				(315,503)
Tax (expense) recovery				13,037
Net income (loss)				$(302,466)
Capital expenditures	$4,136	$1,200,881	$—	$1,205,017
For the year ended December 31, 2023	GEO	LEO	Other(3)	Consolidated
Revenue	$693,219	$10,942	$—	$704,161
Operating expenses, net of share-based compensation and non-recurring items(1)	(114,075)	(53,921)	(2,463)	(170,459)
Adjusted EBITDA(1)	$579,144	$(42,979)	$(2,463)	533,702
Share-based compensation				(33,015)
Non-recurring items(2)				(1,078)
Depreciation				(182,669)
Amortization				(13,093)
Other operating gains (losses), net				264,999
Operating income				568,846
Interest expense				(270,350)
Interest and other income				66,532
Gain on repurchase of debt				230,080
Gain (loss) on foreign exchange				77,758
Income (loss) before income taxes				672,866
Tax (expense) recovery				(89,596)
Net income (loss)				$583,270
Capital expenditures	$16,688	$116,014	$—	$132,702

(1)      The performance of each segment is evaluated by the CODM based on Adjusted EBITDA. Adjusted EBITDA is defined as operating income (excluding certain operating expenses such as share-based compensation expenses and unusual and non-recurring items, including restructuring related expenses) before interest expense, taxes, depreciation and amortization. Adjusted EBITDA margin is used to measure Telesat’s operating performance.

(2)      Non-recurring items includes severance payments and special compensation and benefits for executives and employees.

(3)      Transactions that do not belong to a particular operating segment such as certain corporate entities are reported within “Other”.

Schedule of Revenue Derived from Services

Revenue derived from the above services were as follows:

For the years ended December 31,	2025	2024	2023
Broadcast – GEO	$196,196	$274,414	$331,842
Enterprise – GEO	206,634	267,768	348,823
Consulting and other – GEO	10,229	12,104	12,554
Consulting and other – LEO	4,897	16,758	10,942
Revenue	$417,956	$571,044	$704,161

Schedule of Geographic Regions

Revenue by geographic regions was based on the point of origin of the revenue, which was the destination of the billing invoice, and was allocated as follows:

For the years ended December 31,	2025	2024	2023
Canada	$213,123	$260,425	$324,226
United States	133,185	210,628	245,328
Asia & Australia	13,926	31,984	50,651
Latin America & Caribbean	29,717	36,459	48,664
Europe, Middle East & Africa	28,005	31,548	35,292
Revenue	$417,956	$571,044	$704,161

For disclosure purposes, the satellites and the intangible assets have been classified based on ownership. Satellites, property and other equipment and intangible assets by geographic regions were allocated as follows:

As at December 31,	2025	2024
Canada	$2,464,818	$1,903,673
United Kingdom	238,478	349,619
United States	12,276	14,964
Europe, Middle East & Africa (excluding United Kingdom)	—	7,427
All others	1,136	1,460
Satellites, property and other equipment	$2,716,708	$2,277,143
As at December 31,	2025	2024
Canada	$428,909	$477,221
United States	5,426	7,896
Latin America & Caribbean	7,943	8,817
All others	—	3,532
Intangible assets	$442,278	$497,466

Other long-term assets by geographic regions were allocated as follows:

As at December 31	2025	2024
Canada	$343,059	$516,507
United States	25,598	—
Other long-term assets	$368,657	$516,507